UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	3/31/16

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for those series, as appropriate.

Dreyfus Active Midcap Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Active Midcap Fund
March 31, 2016 (Unaudited)

Common Stocks - 98.3%	Shares		Value ($)
Automobiles & Components - 2.7%
Lear	69,600		7,737,432
Visteon	97,900		7,791,861
			15,529,293
Banks - 3.9%
BancorpSouth	199,300		4,247,083
Cathay General Bancorp	222,500		6,303,425
KeyCorp	533,700		5,892,048
SunTrust Banks	160,800		5,801,664
			22,244,220
Capital Goods - 7.8%
Allison Transmission Holdings	146,300		3,947,174
BWX Technologies	208,300		6,990,548
Huntington Ingalls Industries	62,000		8,490,280
Lennox International	51,800		7,002,842
Owens Corning	170,200		8,047,056
Spirit AeroSystems Holdings, Cl. A	167,100	[a]	7,579,656
Textron	61,900		2,256,874
			44,314,430
Consumer Durables & Apparel - 2.4%
Brunswick	168,800		8,099,024
D.R. Horton	109,600		3,313,208
Tempur Sealy International	39,300	[a]	2,389,047
			13,801,279
Consumer Services - 4.9%
Brinker International	87,600		4,025,220
Darden Restaurants	30,100		1,995,630
Jack in the Box	36,400		2,324,868
Marriott International, Cl. A	61,700	[b]	4,391,806
ServiceMaster Global Holdings	196,300	[a]	7,396,584
Wyndham Worldwide	98,300		7,513,069
			27,647,177
Diversified Financials - 4.9%
Affiliated Managers Group	29,400	[a]	4,774,560
Ameriprise Financial	24,600		2,312,646
FactSet Research Systems	23,900		3,621,567

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.3% (continued)	Shares		Value ($)
Diversified Financials - 4.9% (continued)
Moody's	88,600		8,555,216
T. Rowe Price Group	117,000		8,594,820
			27,858,809
Energy - 3.7%
CVR Energy	118,900	[b]	3,103,290
HollyFrontier	61,600		2,175,712
Marathon Petroleum	40,600		1,509,508
Tesoro	81,100		6,975,411
Western Refining	36,500		1,061,785
World Fuel Services	130,000		6,315,400
			21,141,106
Food & Staples Retailing - 1.5%
Kroger	192,400		7,359,300
SUPERVALU	235,300	[a]	1,355,328
			8,714,628
Food, Beverage & Tobacco - 5.4%
Boston Beer, Cl. A	13,600	[a,b]	2,516,952
Coca-Cola Enterprises	163,200		8,280,768
Ingredion	56,800		6,065,672
Mead Johnson Nutrition	75,700		6,432,229
Tyson Foods, Cl. A	114,800		7,652,568
			30,948,189
Health Care Equipment & Services - 6.2%
AmerisourceBergen	49,500		4,284,225
Centene	22,330	[a]	1,374,846
Cigna	18,500		2,538,940
DENTSPLY SIRONA	138,200		8,517,266
Edwards Lifesciences	3,400	[a]	299,914
Hologic	228,400	[a]	7,879,800
Molina Healthcare	34,700	[a,b]	2,237,803
Teleflex	35,400		5,558,154
Universal Health Services, Cl. B	20,400		2,544,288
			35,235,236
Insurance - 3.8%
Aon	37,200		3,885,540
Hartford Financial Services Group	36,800		1,695,744
Lincoln National	159,300		6,244,560
Reinsurance Group of America	18,400		1,771,000
Unum Group	251,100		7,764,012
			21,360,856

Common Stocks - 98.3% (continued)	Shares		Value ($)
Materials - 5.5%
Celanese, Ser. A	68,000		4,454,000
Crown Holdings	83,600	[a]	4,145,724
Nucor	164,300		7,771,390
Reliance Steel & Aluminum	118,600		8,205,934
Steel Dynamics	112,800		2,539,128
Worthington Industries	116,400		4,148,496
			31,264,672
Media - .1%
News Corp., Cl. A	65,400		835,158
Pharmaceuticals, Biotechnology & Life Sciences - 5.8%
Agilent Technologies	111,500		4,443,275
Bruker	64,400		1,803,200
Charles River Laboratories International	81,100	[a]	6,158,734
Mettler-Toledo International	25,910	[a]	8,932,732
PerkinElmer	28,500		1,409,610
United Therapeutics	47,700	[a]	5,315,211
Zoetis	106,400		4,716,712
			32,779,474
Real Estate - 6.5%
CBRE Group, Cl. A	9,300	[a]	268,026
General Growth Properties	311,300	[c]	9,254,949
Host Hotels & Resorts	383,900	[c]	6,411,130
Kilroy Realty	132,200	[c]	8,179,214
Lamar Advertising, Cl. A	46,000		2,829,000
Post Properties	57,600	[c]	3,441,024
Prologis	38,600	[c]	1,705,348
Taubman Centers	65,800	[c]	4,686,934
			36,775,625
Retailing - 7.8%
Bed Bath & Beyond	112,300	[a]	5,574,572
Big Lots	146,200		6,621,398
Dollar General	120,700		10,331,920
Foot Locker	115,800		7,469,100
GNC Holdings, Cl. A	50,000		1,587,500
Nordstrom	41,300	[b]	2,362,773
O'Reilly Automotive	37,480	[a]	10,256,777
			44,204,040
Semiconductors & Semiconductor Equipment - 1.6%
Integrated Device Technology	283,000	[a]	5,784,520

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.3% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 1.6% (continued)
Skyworks Solutions	39,600		3,084,840
			8,869,360
Software & Services - 11.1%
Activision Blizzard	183,700		6,216,408
ANSYS	30,900	[a]	2,764,314
Citrix Systems	110,100	[a]	8,651,658
DST Systems	67,500		7,611,975
Electronic Arts	129,900	[a]	8,587,689
Fiserv	92,500	[a]	9,488,650
NeuStar, Cl. A	63,500	[a,b]	1,562,100
Nuance Communications	223,200	[a]	4,171,608
Vantiv, Cl. A	36,800	[a]	1,982,784
VeriSign	92,700	[a,b]	8,207,658
WEX	48,400	[a]	4,034,624
			63,279,468
Technology Hardware & Equipment - 3.1%
Ciena	358,200	[a]	6,812,964
Ingram Micro, Cl. A	64,300		2,309,013
Jabil Circuit	79,700		1,535,819
Motorola Solutions	62,300		4,716,110
NCR	81,000	[a]	2,424,330
			17,798,236
Telecommunication Services - .9%
CenturyLink	158,500	[b]	5,065,660
Transportation - 5.1%
Alaska Air Group	92,700	[b]	7,603,254
CH Robinson Worldwide	46,000		3,414,580
JetBlue Airways	375,800	[a]	7,936,896
Southwest Airlines	225,600		10,106,880
			29,061,610
Utilities - 3.6%
AES	94,600		1,116,280
CMS Energy	18,800		797,872
Entergy	45,200		3,583,456
FirstEnergy	258,400		9,294,648
Great Plains Energy	143,200		4,618,200
Pinnacle West Capital	10,900		818,263
			20,228,719
Total Common Stocks (cost $487,936,654)			558,957,245

Other Investment - 1.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $8,670,248)	8,670,248 [d]	8,670,248
Investment of Cash Collateral for Securities Loaned - 1.2%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $6,676,298)	6,676,298 [d]	6,676,298
Total Investments (cost $503,283,200)	101.0%	574,303,791
Liabilities, Less Cash and Receivables	(1.0%)	(5,450,264)
Net Assets	100.0%	568,853,527

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At March 31, 2016, the value of the fund’s securities on loan was $25,549,990 and the value of the collateral held by the fund was $26,212,966, consisting of cash collateral of $6,676,298 and U.S. Government & Agency securities valued at $19,536,668.
[c] Investment in real estate investment trust.
[d] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	11.1
Capital Goods	7.8
Retailing	7.8
Real Estate	6.5
Health Care Equipment & Services	6.2
Pharmaceuticals, Biotechnology & Life Sciences	5.8
Materials	5.5
Food, Beverage & Tobacco	5.4
Transportation	5.1
Consumer Services	4.9
Diversified Financials	4.9
Banks	3.9
Insurance	3.8
Energy	3.7
Utilities	3.6
Technology Hardware & Equipment	3.1
Automobiles & Components	2.7
Money Market Investments	2.7
Consumer Durables & Apparel	2.4
Semiconductors & Semiconductor Equipment	1.6
Food & Staples Retailing	1.5
Telecommunication Services	.9
Media	.1
101.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Active Midcap Fund
March 31, 2016 (Unaudited)

The following is a summary of the inputs used as of March 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	558,957,245	-	-	558,957,245
Mutual Funds	15,346,546	-	-	15,346,546

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2016, accumulated net unrealized appreciation on investments was $71,020,590, consisting of $90,443,782 gross unrealized appreciation and $19,423,191 gross unrealized depreciation.

At March 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 19, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)